Stock Option Plans and Stock Based Compensation Level 4 (Details) - Stock Option Activity (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]
Stock Option Plan Activity [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit			$ 3.51	$ 29.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2011	8,704,289
Options granted	0
Options exercised	0
Options forfeited	(391,520)
Options outstanding at December 31, 2012	8,312,769
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,722,963
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,342,986
Weighted Average Exercise Price of Options Outstanding at December 31, 2010	$ 5.62	$ 5.61
Weighted Average Exercise Price of Options granted	$ 0
Weighted Average Exercise Price of Options Exercised	$ 0
Weighted Average Exercise Price of Options forfeited	$ 5.40
Weighted Average Exercise Price of Exercisable options at December 31, 2011	$ 5.89
Weighted Average Exercise Price of options expected to vest at December 31, 2011	$ 5.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7 years 10 months 24 days
Aggregate Intrinsic Value of Options Exercisable and Options Exercised	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0				$ 1,000,000	$ 1,000,000